Basic and diluted loss per share (Tables)	12 Months Ended
Jun. 30, 2026
Net loss per share* (Note 16)
Schedule of earnings per share, basic and diluted

The table below presents the computation of basic and diluted net loss per shares for the years ended June 30, 2026, 2025 and 2024:

	Years Ended June 30,
	2026	2025	2024
	US $	US$	US$
Numerator:
Net loss for the period attributable to shareholders	(3,187,380)	(3,383,806)	(15,602,792)
Denominator:	-
Weighted-average number of ordinary shares, basic	634,081	173,485	143,716
Net loss per share attributable to shareholders, basic	(5.03)	(19.50)	(108.57)